REAL ESTATE INVESTMENTS - Future Minimum Contractual Rent Payments Due under Noncancelable Operating Leases (FY) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
2021	$ 25,533,893	$ 26,761,843
2022	22,070,671	24,418,710
2023	21,588,111	20,157,378
2024	18,369,437	19,674,819
2025	11,524,427	16,456,145
Thereafter	42,329,568	43,827,967
Total	$ 154,635,652	$ 151,296,862